Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost [Abstract]
Impairment charges	$ 0	$ (7,267)	$ 0
Accumulated Depreciation [Abstract]
Additions	(11,016)	(10,876)	(10,518)
Net book value	254,167	243,717
Vessels [Member]
Cost [Abstract]
Beginning balance	270,814	275,582
Additions	21,466	28,789
Disposals	0	(26,290)
Impairment charges	0	(7,267)
Ending balance	292,280	270,814	275,582
Accumulated Depreciation [Abstract]
Beginning balance	(27,600)	(20,852)
Additions	(10,899)	(10,793)
Disposals	0	4,045
Ending balance	(38,499)	(27,600)	$ (20,852)
Net book value	$ 253,781	$ 243,214